Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of income tax [text block]
13.	Income Taxes

(a)	The provision for income taxes differs from the amounts computed by applying the Canadian statutory rates to the net loss before income taxes due to the following:

	December 31,	December 31,	December 31,
	2020	2019	2018
Loss before income taxes	$(3,129,368)	$(3,763,075)	$(3,511,667)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	(844,929)	(1,016,030)	(948,150)
Effect of different tax rates in foreign jurisdictions	27,574	(23,478)	(38,010)
Non-deductible share-based payments	481,815	251,942	353,360
Other permanent items	1,937	10,121	2,766
Change in deferred tax assets not recognized	300,505	50,106	151,738
Share issuance costs	(80,711)	(2,638)	(172,294)
True-ups and other	(113,809)	729,977	650,590
Deferred income tax (recovery) expenses	$-	$-	$-

(b)	The Company's deferred income tax liability relates to the Mexican income tax and Special Mining Duty (“SMD”) associated with the Tuligtic project.

The significant components of deferred income tax assets (liabilities) are as follows:

	December 31, 2020	December 31, 2019

Deferred tax assets
Non-capital losses	$4,132,896	$4,132,896

Deferred tax liabilities
Exploration and evaluation assets	(5,567,778)	(5,567,778)

Net deferred tax liabilities	$(1,434,882)	$(1,434,882)

(c)	Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	December 31, 2020	December 31, 2019

Non-capital loss carry forwards	$21,385,090	$20,101,127
Capital loss carry forwards	24,538,993	23,352,906
Exploration and evaluation assets	8,188,922	8,188,922
Share issue costs	807,644	1,035,649
Property, plant and equipment	-	493,445
Donations	32,960	10,000
Investment tax credit	239,849	239,849
	$55,193,458	$53,421,898

At
December 31, 2020,
the Company had operating loss carry forwards available for tax purposes in Canada of
$23,680,582
(
2019
-
$19,498,082
) which expire between
2032
and
2040
and in Mexico of
$13,793,233
(
2019
-
$14,383,103
) which expire between
2022
and
2030.